Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
As of June 30, 2017 and December 31, 2016, the balances in our restricted cash accounts are as set forth in the table below. At December 31, 2016, no amounts were funded to the completion, renovation, leasing commission, debt service, termination fee, and nonconforming property reserve accounts as the conditions specified in the credit facility agreements that require such funding did not exist, and none are required at June 30, 2017 as the credit facilities had been repaid in full.

	June 30, 2017	December 31, 2016
Resident security deposits	$88,871	$86,239
Collections	12,281	42,767
Property taxes	32,449	52,256
Insurance premium and deductible	—	4,432
Standing and capital expenditure reserves	1,754	24,409
Special reserves	—	34
Eligibility reserves	398	9,274
Letters of credit	2,511	2,681
Total	$138,264	$222,092

At December 31, 2016 and 2015, the balances in our restricted cash accounts are as set forth in the table below. No amounts were funded to the completion, renovation, leasing commission, debt service, termination fee, and nonconforming property reserve accounts as the conditions specified in the credit facility agreements that require such funding did not exist.

	December 31, 2016	December 31, 2015
Resident security deposits	$86,239	$80,311
Collections	42,767	47,256
Property taxes	52,256	44,697
Insurance premium and deductible	4,432	4,298
Standing and capital expenditure reserves	24,409	21,382
Special reserves	34	7,495
Eligibility reserves	9,274	13,735
Letters of credit	2,681	—
Total	$222,092	$219,174